Total Equity	12 Months Ended
Dec. 31, 2023
Total Equity
Total Equity

16.Total Equity

Equity attributable to shareholders of Fairfax

Authorized capital

The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.

Issued capital

Issued capital at December 31, 2023 was comprised of 1,548,000 multiple voting shares and 24,233,657 subordinate voting shares without par value prior to deducting 1,979,179 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2022 – 1,548,000, 24,598,380 and 2,021,845 respectively). The multiple voting shares are not traded.

Common stock

The number of shares outstanding was as follows:

	2023	2022
Subordinate voting shares – January 1	22,576,535	23,116,830
Purchases for cancellation	(364,723)	(387,790)
Treasury shares acquired	(110,528)	(295,474)
Treasury shares reissued	153,194	142,969
Subordinate voting shares – December 31	22,254,478	22,576,535
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	23,003,248	23,325,305

During 2023 the company purchased for cancellation 364,723 subordinate voting shares (2022 - 387,790) under the terms of its normal course issuer bids at a cost of $273.6 (2022 – $199.6), of which $183.2 (2022 – $103.5) was charged to retained earnings.

During 2023 the company purchased for treasury 110,528 subordinate voting shares at a cost of $89.6 (2022 - 295,474 subordinate voting shares at a cost of $148.2), for use in its share-based payment awards.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 3, 2024	January 18, 2024	January 25, 2024	$15.00	$363.1
January 4, 2023	January 19, 2023	January 26, 2023	$10.00	$245.2
January 5, 2022	January 20, 2022	January 27, 2022	$10.00	$249.9

Preferred stock

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2023 were as follows:

	Next possible							Fixed	Floating
	redemption and	Number of				Liquidation		dividend	dividend rate
	conversion	shares	Carrying			preference per		rate per
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum(4)	per annum(5)
Series C	December 31, 2024	7,515,642	$170.8	Cdn $	187.9	Cdn $	25.00	4.71%	—
Series D	December 31, 2024	2,484,358	$56.4	Cdn $	62.1	Cdn $	25.00	—	8.19%
Series E	March 31, 2025	5,440,132	$124.5	Cdn $	136.0	Cdn $	25.00	3.18%	—
Series F	March 31, 2025	2,099,046	$48.1	Cdn $	52.5	Cdn $	25.00	—	7.20%
Series G	September 30, 2025	7,719,843	$182.1	Cdn $	193.0	Cdn $	25.00	2.96%	—
Series H	September 30, 2025	2,280,157	$53.8	Cdn $	57.0	Cdn $	25.00	—	7.60%
Series I	December 31, 2025	10,420,101	$250.5	Cdn $	260.5	Cdn $	25.00	3.33%	—
Series J	December 31, 2025	1,579,899	$38.0	Cdn $	39.5	Cdn $	25.00	—	7.89%
Series K	March 31, 2027	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	5.05%	—
Series M	March 31, 2025	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	5.00%	—
			$1,335.5	Cdn $	1,456.0
(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.
(2)	Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.
(3)	For each series of preferred shares, the number of shares outstanding, carrying value and stated capital remained unchanged during 2023 and 2022.
(4)	The Series C, Series E, Series G, Series I, Series K and Series M preferred shares have a fixed dividend rate equal to the five-year Government of Canada hond yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets on each subsequent five-year anniversary date.
(5)	The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

During 2023 the company paid preferred share dividends of $49.7 (2022 - $45.2).

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2023			December 31, 2022
					Restated
		Income tax			Income tax
	Pre-tax	(expense)	After-tax	Pre-tax	(expense)	After-tax
	amount	recovery	amount	amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(983.1)	42.2	(940.9)	(906.4)	32.8	(873.6)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(169.0)	11.7	(157.3)	(221.6)	17.6	(204.0)
	(1,152.1)	53.9	(1,098.2)	(1,128.0)	50.4	(1,077.6)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	(1.9)	9.9	8.0	43.8	(4.3)	39.5
Share of net gains (losses) on defined benefit plans of associates	(9.1)	(0.1)	(9.2)	10.7	(4.7)	6.0
Other	153.1	(15.9)	137.2	43.5	5.7	49.2
	142.1	(6.1)	136.0	98.0	(3.3)	94.7
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,010.0)	47.8	(962.2)	(1,030.0)	47.1	(982.9)

Income tax (expense) recovery included in other comprehensive income (loss)

Other comprehensive income (loss) in the consolidated statement of comprehensive income is presented net of the following income tax (expense) recovery amounts:

	2023	2022
		Restated
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	15.5	8.5
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(6.3)	18.1
	9.2	26.6
Net unrealized foreign currency translation losses on associates reclassified to net earnings	(0.1)	—
	9.1	26.6
Income tax on items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	15.1	(32.2)
Share of net gains (losses) on defined benefit plans of associates	0.5	(10.2)
Other	(7.1)	—
	8.5	(42.4)
Total income tax (expense) recovery included in other comprehensive income (loss)	17.6	(15.8)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

					Net earnings (loss)
					attributable to non-
	December 31, 2023		December 31, 2022		controlling interests
			Restated
	Economic		Economic
	Ownership	Carrying	Ownership	Carrying
	percentage(5)	value	percentage(5)	value	2023	2022
						Restated
Insurance and reinsurance companies(1)
Allied World(2)(3)	16.6%	972.7	17.1%	862.4	211.8	162.2
Brit(3)	13.8%	881.2	13.8%	736.4	188.1	41.0
Odyssey Group(3)	9.99%	602.3	9.99%	562.5	104.9	81.1
Gulf Insurance(4)	9.99%	605.3	—	—	—	—
All other	—	54.3	—	51.2	4.9	16.4
		3,115.8		2,212.5	509.7	300.7
Non-insurance companies
Restaurants and retail	—	163.5	—	208.1	5.6	32.7
Fairfax India(5)	57.5%	1,131.1	65.3%	1,080.2	235.4	114.2
Thomas Cook India	35.4%	86.0	26.7%	61.3	6.0	1.1
Other	—	254.0	—	340.8	(43.6)	(11.2)
		1,634.6		1,690.4	203.4	136.8
		4,750.4		3,902.9	713.1	437.5
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and the group holding companies.
(2)	On June 23, 2023 the company purchased shares from minority shareholders of Allied World for cash consideration of $30.6, increasing its ownership interest in Allied World from 82.9% to 83.4%. Concurrently, certain terms of the Allied World shareholders agreement were amended to extend the company’s option to purchase the remaining interests of the minority shareholders in Allied World at certain dates from September
2024 to September 2026. On September 27, 2022 the company increased its ownership interest in Allied World to 82.9% from 70.9% for total consideration of $733.5, inclusive of the fair value of a call option exercised and an accrued dividend paid, and recorded a loss in retained earnings of $163.3 in net changes in capitalization in the consolidated statement of changes in equity.
(3)	During 2023 the operating companies comprising the Global Insurers and Reinsurers reporting segment paid aggregate dividends of $180.3 (2022 - $248.8) to non-controlling interests.
(4)	On December 26, 2023 the company commenced consolidating Gulf Insurance as described in note 21.
(5)	At December 31, 2023 Fairfax India’s non-controlling interest economic ownership percentage was 57.5% (December 31, 2022 - 65.3%) which differed from its non-controlling interest voting percentage of 4.8% (December 31, 2022 - 5.6%).

Net changes in capitalization

The impact on retained earnings and non-controlling interests of certain capital transactions and changes in ownership interests of the company’s consolidated subsidiaries for the years ended December 31, 2023 and 2022 are included in net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 21 and under the heading “Non-controlling interests” earlier in this note for details of those transactions.

	2023		2022
			Restated
	Common	Non-	Common	Non-
	shareholders’	controlling	shareholders’	controlling
	equity	interests	equity	interests
Purchase of certain securities held through AVLNs entered with RiverStone Barbados (note 7)	(45.1)	(178.0)	15.0	(357.1)
Partial disposition of Thomas Cook India shares	45.8	19.8	—	—
Fairfax India share repurchases	(1.9)	(35.4)	(9.9)	(90.7)
Acquisition of non-controlling interests in Allied World	(3.0)	(27.6)	(163.3)	(531.7)
Privatization of Recipe	—	—	(66.1)	(276.2)
Third party’s investment in Brit’s subsidiary Ki Insurance	—	—	—	152.0
Other	(63.0)	(30.9)	116.4	(32.9)
As presented in net changes in capitalization in the consolidated statement of changes in equity	(67.2)	(252.1)	(107.9)	(1,136.6)